Related parties (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Summary of remuneration of directors and other members of key management personnel
The remuneration of directors and other members of key management personnel during the fiscal years ended June 30, 2023 and 2022 were as follows:

	June 30	June 30
	2023	2022
	$	$
Short-term benefits	2,162	3,271
Long-term benefits	90	54
Shared-based payment transactions	1,208	8,335
Total compensation	3,460	11,660